Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the period	$ (32,539)	$ (41,370)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	1,164	100
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	(931)	192
Other comprehensive (loss)/income for the period, net of tax	233	292
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (32,306)	$ (41,078)